Other Real Estate Owned (Tables) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Real Estate and Other Assets Repossessed [Roll Forward]
Balance, beginning of year	$ 677,740	$ 722,442	$ 1,115,671
Additions	368,510	832,800	435,550
Sales	(532,640)	(855,502)	(772,779)
Write-downs	(15,000)	(22,000)	(56,000)
Balance, end of year	$ 498,610	$ 677,740	$ 722,442